Financial Instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial Instruments

Note 16. Financial Instruments

Fair Value of Financial Instruments

The Company’s financial assets and liabilities that are measured at fair value are based on level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	27	770	—	735
Derivative financial instrument (non-current asset)	—	9,807	—	10,752
Derivative financial instrument (current liability)	201	352	236	147
Derivative financial instrument (non-current liability)	—	2,243	—	1,262

16.1 Total debt

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of of June 30, 2019 and December 31, 2018, which is considered to be level 1 in the fair value hierarchy.

	June 30, 2019		December 31, 2018
Carrying value	Ps.	123,260	Ps.	128,664
Fair value		128,757		128,741

16.2 Interest rate swaps

The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, pursuant to which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedged amount is recorded in the consolidated income statements.

As of June 30, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps. 3,908	Ps.	(31)	Ps.—
2020	4,440		(151)	—
2021	4,411		(236)	—
2022	538		(22)	—
2023	13,095		(79)	546

As of December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143

The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.

16.3 Forward agreements to purchase foreign currency

The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in Euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are highly probable.

These instruments have been designated as cash flow hedges and are recognized in the condensed consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of cost of goods sold when the raw material is included in sale transaction, and as a part of foreign exchange when the inflow in Euros are received.

As of June 30, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	6,479	Ps.	(80)	Ps.	28
2020		1,209		—		1

As of December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133

16.4 Options to purchase foreign currency

The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the condensed consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the condensed consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

As of June 30, 2019, the Company paid a net premium of Ps. 23 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	813	Ps.	(19)	Ps.	4
2020		907		(20)		8

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

16.5 Cross-currency swaps

The Company has contracted for a number of cross-currency swaps to reduce its exposure to risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-Currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.

These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the condensed consolidated income statements.

The Company has cross-currency contracts designated as cash flow hedges and are recognized in the condensed consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.

At June 30, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	4,615	Ps.	—	Ps.	502
2020		17,569		(289)		554
2021		4,659		—		578
2022		391		(7)		1
2023		23,654		(783)		7,461
2024		695		(39)		—
2026		803		(167)		—
2027		6,709		(401)		—
2029		1,527		—		18
2043		8,869		—		601

As of December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 30, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2023		396		(7)		—
2026		23,948		(396)		7,818
2027		813		(154)		—
2028		6,889		(42)		202

16.6 Commodity price contracts

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”

The fair value of expired commodity price contract was recorded in cost of goods sold when the hedged item was recorded also in cost of goods sold.

As of June 30, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019
2019	Ps.	971	Ps.	(33)
2020		209		13

As of December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	1,223	Ps.	(88)

As of June 30, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019
2019	Ps.	398	Ps.	(24)
2020		39		(1)

As of December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	265	Ps.	(17)

As of June 30, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019
2019	Ps.	651	Ps.	(110)
2020		165		(28)

As of December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	1,303	Ps.	(131)

16.7 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

As disclosed in Note 4.1.3, on December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais. On November 14, 2018 Coca-Cola FEMSA prepaid an amount for 393 million of Brazilian real (Ps. 2,079) and the amount left as of December 31, 2018 is 916 million of Brazilian reais (approximately Ps. 4,652). The promissory note bears interest at an annual rate of 0.375% and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Coca-Cola FEMSA in exchange for Series L shares at a strike price of Ps. 178.5 per share. Such capitalization and issuance of new Series L shares is subject to Coca-Cola FEMSA having a sufficient number of Series L shares available for issuance.

Coca-Cola FEMSA uses Black & Scholes valuation technique to measure the call option at fair value. The call option had an estimated fair value of Ps. 343 million at inception of the option and Ps. 14 million as of June 30, 2019 and December 31, 2017, respectively. The estimated fair value as of December 31, 2018 was barely close to zero. The option is recorded as part of the Promissory Note disclosed in Note 18.

Coca-Cola FEMSA estimates that the call option is “out of the money” as of June 30, 2019 and December 31, 2018 by approximately 49.9%% and 49.8% or U.S. $81 million and U.S. $111 million with respect to the strike price.